Statutory Reserves	12 Months Ended
May 31, 2026
Text Block [Abstract]
Statutory Reserves
23.	STATUTORY RESERVES
Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and the VIEs in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of each company. These reserves include (i) general reserve and (ii) the development fund.
Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. For the years ended May 31, 2024, 2025 and 2026, US$4,162, US$11,912 and US$8,301 were accrued for the general reserve, respectively.
The PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. In the case of a for-profit private school, this amount shall be no less than 10% of the audited annual net income of the school, while in the case of a non-profit private school, this amount shall be equal to no less than 10% of the audited annual increase in the unrestricted net assets of the school, if any. For the years ended May 31, 2024, 2025 and 2026, the Company made US$16,929, US$5,252 and US$20,035 to the development fund, respectively.
These reserves are included as statutory reserves in the consolidated statements of changes in equity. The Group allocated US$21,091, US$17,164 and US$28,336 to statutory reserves for the years ended May 31, 2024, 2025 and 2026, respectively.